Summary of Significant Accounting Policies (Details) - Schedule of Reconciliation of the Statutory Federal Income Tax Provision (Benefit) to the Company’s Effective Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Statutory Federal Income Tax Provision (Benefit) to the Company’s Effective Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Valuation allowance	(17.33%)	852.70%
Income tax provision (benefit)	3.67%	873.70%